Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 01, 2013
John Hancock Floating Rate Income Fund | Prospectus Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK FLOATING RATE INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 132 to 135 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 132 to 135 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa by a nationally recognized statistical rating organization such as Moody’s Investors Service (Moody’s) or BBB by Standard & Poor’s (S&P)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

The fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate (LIBOR) or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. The fund may also acquire, and subsequently hold, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust from time to time the average maturity or duration of the investments held by the fund, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. The fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the fund will vary from time to time.

		The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Distressed investments risk Many distressed investments, including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

		Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

		After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 7.55%. Best quarter: Q2 ’09, 14.24% Worst quarter: Q4 ’08, -21.45%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class A shares and would be different for other classes.
John Hancock Floating Rate Income Fund | Prospectus Class A, B and C Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFIAX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	3.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	419
3 Years	rr_ExpenseExampleYear03	680
5 Years	rr_ExpenseExampleYear05	961
10 Years	rr_ExpenseExampleYear10	1,762
1 Year	rr_ExpenseExampleNoRedemptionYear01	419
3 Years	rr_ExpenseExampleNoRedemptionYear03	680
5 Years	rr_ExpenseExampleNoRedemptionYear05	961
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,762
2008	rr_AnnualReturn2008	(24.39%)
2009	rr_AnnualReturn2009	41.26%
2010	rr_AnnualReturn2010	9.59%
2011	rr_AnnualReturn2011	1.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund’s total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.45%)
John Hancock Floating Rate Income Fund | Prospectus Class A, B and C Shares | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFIBX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	698
3 Years	rr_ExpenseExampleYear03	929
5 Years	rr_ExpenseExampleYear05	1,286
10 Years	rr_ExpenseExampleYear10	2,151
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	629
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,086
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,151
John Hancock Floating Rate Income Fund | Prospectus Class A, B and C Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFIGX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.95%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	298
3 Years	rr_ExpenseExampleYear03	612
5 Years	rr_ExpenseExampleYear05	1,052
10 Years	rr_ExpenseExampleYear10	2,275
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	612
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,275
John Hancock Floating Rate Income Fund | Prospectus Class A, B and C Shares | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.24%)
Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
John Hancock Floating Rate Income Fund | Prospectus Class A, B and C Shares | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.75%)
Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
John Hancock Floating Rate Income Fund | Prospectus Class A, B and C Shares | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.24%
Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
John Hancock Floating Rate Income Fund | Prospectus Class A, B and C Shares | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.01%)
Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
John Hancock Floating Rate Income Fund | Prospectus Class A, B and C Shares | After tax on distributions, with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.61%)
Inception	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
John Hancock Floating Rate Income Fund | Prospectus Class A, B and C Shares | S&P/LSTA Performing Loan Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.51%
Inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008

[1]	(on certain purchases, including those of $1 million or more)
[2]	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.20% for Class A, 1.95% for Class B and 1.95% for Class C shares. These expense limitations are subject to certain exclusions, such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.